Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Trading account assets that are pledged and permitted to sell or repledge by secured parties	¥ 12,223,337	¥ 11,847,846
Trading account assets that are measured at fair value under fair value option	20,303,995	16,290,536
Securities available-for-sale that are pledged and permitted to sell or repledge by secured parties	2,055,034	1,974,928
Securities being held-to-maturity that are pledged and permitted to sell or repledge by secured parties	257,726	300,821
Securities being held-to-maturity, fair value	1,986,477	2,188,070
Loans, net of unearned income, unamortized premiums and deferred loan fees that are pledged and permitted to sell or repledge by secured parties	1,741,092	1,952,868
Other assets that are measured at fair value under fair value option	2,490	3,006
Due to trust account and other short-term borrowings that are measured at fair value under fair value option	21,641	5,041
Long-term debt that are measured at fair value under fair value option	611,358	564,845
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 390,001
Preferred stock, stated value
Common stock shares, authorized	33,000,000,000	33,000,000,000
Common stock shares, issued	14,163,760,420	14,158,585,720
Common stock, stated value
Treasury stock, shares	3,752,528	4,374,857